Stock-Based Compensation - Employee Restricted Stock Activity (Details) - Restricted Common Stock - Employees	12 Months Ended
Dec. 31, 2023 $ / shares shares
Shares
Unvested (in shares) | shares	5,660
Granted (in shares) | shares	153,865
Vested (in shares) | shares	0
Forfeited (in shares) | shares	(5,660)
Unvested (in shares) | shares	153,865
Weighted Average Grant Date Fair Value
Unvested (in dollars per share) | $ / shares	$ 203.25
Granted (in dollars per share) | $ / shares	18.17
Vested (in dollars per share)) | $ / shares	0
Forfeited (in dollars per share) | $ / shares	203.25
Unvested (in dollars per share) | $ / shares	$ 18.17